Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
U.S.	$ 61,279	$ 70,338	$ 77,653
State	5,083	4,129	3,340
Foreign	15	22	30
Total current taxes	66,377	74,489	81,023
Deferred
U.S.	(2,296)	(3,394)	(8,513)
State	(3)	(138)	5,478
Total deferred taxes	(2,299)	(3,532)	(3,035)
Total income taxes	$ 64,078	$ 70,957	$ 77,988